INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SINGAPORE
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%	17.00%
MALAYSIA
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%